Northquest Capital Fund Inc
PROSPECTUS September 22, 2011 NORTHQUEST CAPITAL FUND, INC.
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment.)
Annual Fund Operating Expenses	Northquest Capital Fund Inc
Management Fees	1.00%
Other Expenses	0.79%
Total Annual Fund Operating Expenses	1.79%

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest

 $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Northquest Capital Fund Inc	182	563	970	2,105

PORTFOLIO TURNOVER

The Fund pays transactional costs, such as commissions, when it buys and sells securities (or, "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in small, large- and mid-capitalization companies whose stock prices are considered by the Fund's advisor to be undervalued. Undervalued stocks are generally those with a low share price when measured against the value of the total company. The Fund uses a six step methodology in selecting common stocks. This methodology examines and evaluates a company's share price, its financial condition, management's use of capital, and other local and international influences that could effect a company's performance.

A secondary goal of the Fund is to earn dividend income from common stocks. The

Fund seeks to invest in companies that have adequate free cash flow to pay a dividend and consistently increase their dividends on an annual basis. The

Fund's portfolio may move to a defensive position by holding a higher amount of cash during periods of economic turmoil.

PRINCIPAL RISKS

The principal risks of investing in the Fund are:

*  Market Risk. This is the risk that the Fund's investments will fluctuate with the stock markets and that prices may sharply fall or rise over the short-

   term or long-term periods. You may lose money by investing in the Fund.

*  Multi-cap Risk. The Fund's investment in small and medium capitalization

   ("cap") stocks generally have a higher risk of business failure, lesser li-

   quidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as com-

   pared to large cap stocks. This may cause the Fund not to meet its investment objective.

*  Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments.

*  Focused Portfolio Risk.  The Fund is non-diversified which means that the

   Fund's portfolio consists of a small number of companies. As a consequence your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio.

*  Risk of Investing in a Managed Fund.  The Fund may underperform other invest-

   ments or indices as a result of investment selections recommended by the

   Fund's investment adviser.

*  Large Cash Positions:  The Fund may hold a higher amount of cash during dur-

   ing challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency.

ANNUAL TOTAL RETURNS

The bar chart and table below provide an indication of the risk of investing in the Fund by showing changes year to year (variability of performance).  The bar chart shows the Fund performance for the period from January 15, 2002 (commence-

ment of investment operations) to December 31, 2010. The past performance of the

Fund that will be shown will not be an indication of future results.

Bar Chart of Fund's performance for years ending in 2002, 2003, 2004, 2005, 2006, 2007, 2008, 2009 and 2010. (Bar Graph omitted)

During the nine year period shown in the bar chart the highest return for a quarter was 16.06% and the worst return for a quarter was -21.27%. These returns occurred in quarters ending 06/30/09 and 12/31/08, respectively.

Average Annual Total Returns: Periods Ended December 31, 2010

The table shows the Fund's average annual return for the periods of 1 year, 5 years, and since inception (01/15/02) to 12/31/10 and the effect of federal income taxes on these returns and compares those returns with a broad measure of market performance. Tax figures for the Fund were calculated using the highest individual federal income tax bracket.  Actual after tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.

Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Northquest Capital Fund Inc				Jan 15, 2002
Northquest Capital Fund Inc -Comparison Index- S&P 500 Index with dividends reinvested return before fees, expenses or taxes	15.06%	2.29%	3.04%
Northquest Capital Fund Inc	8.35%	(1.25%)	1.12%	Jan 15, 2002
Northquest Capital Fund Inc Return After Taxes on Distributions	8.35%	(1.25%)	1.12%
Northquest Capital Fund Inc Return After Taxes on Distributions and Sale of Fund Shares	5.40%	(1.25%)	0.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Northquest Capital Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0001142728
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Sep 22, 2011
Northquest Capital Fund Inc
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PROSPECTUS September 22, 2011 NORTHQUEST CAPITAL FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.
Expense [Heading]	rr_ExpenseHeading	FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactional costs, such as commissions, when it buys and sells securities (or, "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest

 $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in small, large- and mid-capitalization companies whose stock prices are considered by the Fund's advisor to be undervalued. Undervalued stocks are generally those with a low share price when measured against the value of the total company. The Fund uses a six step methodology in selecting common stocks. This methodology examines and evaluates a company's share price, its financial condition, management's use of capital, and other local and international influences that could effect a company's performance.

A secondary goal of the Fund is to earn dividend income from common stocks. The

Fund seeks to invest in companies that have adequate free cash flow to pay a dividend and consistently increase their dividends on an annual basis. The

Fund's portfolio may move to a defensive position by holding a higher amount of cash during periods of economic turmoil.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

*  Market Risk. This is the risk that the Fund's investments will fluctuate with the stock markets and that prices may sharply fall or rise over the short-

   term or long-term periods. You may lose money by investing in the Fund.

*  Multi-cap Risk. The Fund's investment in small and medium capitalization

   ("cap") stocks generally have a higher risk of business failure, lesser li-

   quidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as com-

   pared to large cap stocks. This may cause the Fund not to meet its investment objective.

*  Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments.

*  Focused Portfolio Risk.  The Fund is non-diversified which means that the

   Fund's portfolio consists of a small number of companies. As a consequence your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio.

*  Risk of Investing in a Managed Fund.  The Fund may underperform other invest-

   ments or indices as a result of investment selections recommended by the

   Fund's investment adviser.

*  Large Cash Positions:  The Fund may hold a higher amount of cash during dur-

   ing challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund by showing changes year to year (variability of performance).  The bar chart shows the Fund performance for the period from January 15, 2002 (commence-

ment of investment operations) to December 31, 2010. The past performance of the

Fund that will be shown will not be an indication of future results.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund that will be shown will not be an indication of future results.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Bar Chart of Fund's performance for years ending in 2002, 2003, 2004, 2005, 2006, 2007, 2008, 2009 and 2010. (Bar Graph omitted)
Annual Return 2002	rr_AnnualReturn2002	(8.10%)
Annual Return 2003	rr_AnnualReturn2003	19.30%
Annual Return 2004	rr_AnnualReturn2004	8.85%
Annual Return 2005	rr_AnnualReturn2005	(1.34%)
Annual Return 2006	rr_AnnualReturn2006	13.42%
Annual Return 2007	rr_AnnualReturn2007	(3.69%)
Annual Return 2008	rr_AnnualReturn2008	(29.48%)
Annual Return 2009	rr_AnnualReturn2009	12.49%
Annual Return 2010	rr_AnnualReturn2010	8.35%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the nine year period shown in the bar chart the highest return for a quarter was 16.06% and the worst return for a quarter was -21.27%. These returns occurred in quarters ending 06/30/09 and 12/31/08, respectively.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns: Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Tax figures for the Fund were calculated using the highest individual federal income tax bracket.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table shows the Fund's average annual return for the periods of 1 year, 5 years, and since inception (01/15/02) to 12/31/10 and the effect of federal income taxes on these returns and compares those returns with a broad measure of market performance. Tax figures for the Fund were calculated using the highest individual federal income tax bracket.  Actual after tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2002
Northquest Capital Fund Inc | Northquest Capital Fund Inc
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2002
Northquest Capital Fund Inc | Northquest Capital Fund Inc | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Northquest Capital Fund Inc | Northquest Capital Fund Inc | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Northquest Capital Fund Inc | -Comparison Index- S&P 500 Index with dividends reinvested return before fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%